DEPOSITS AND PREPAID EXPENSES - Disclosure of Prepaid Expenses and Deposits (Details) - CAD ($)	May 31, 2026	May 31, 2025
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	$ 801,199	$ 1,161,722
Prepaid insurance [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	311,373	361,516
Prepaid investor relations [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	59,100	177,418
Prepaid consulting fees [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	37,670	12,215
Prepaid equipment [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	34,679	337,186
Deposits [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	56,092	50,697
Prepaid conferences [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	21,590	14,126
Other [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	$ 280,695	$ 208,564